Document and Entity Information	Nov. 16, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Nov. 16, 2021
Entity Registrant Name	2U, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36376
Entity Tax Identification Number	26-2335939
Entity Address, Address Line One	7900 Harkins Road
Entity Address, City or Town	Lanham
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20706
City Area Code	301
Local Phone Number	892-4350
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	TWOU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On June 28, 2021, 2U, Inc. (the “Company”) entered into a Membership Interest Purchase Agreement (the “Purchase Agreement”) with edX Inc., a Massachusetts nonprofit corporation (“edX”) and Circuit Sub LLC, a Delaware limited liability company and a wholly owned subsidiary of edX (“edX Sub”), pursuant to which the Company agreed to acquire edX Sub (the “Acquisition”). On November 16, 2021, the Company filed a Current Report on Form 8-K (the “Initial Form 8-K”) reporting the completion of the Acquisition.This Amendment No. 1 to Current Report on Form 8-K/A (“Amendment No. 1”) is being filed to amend and supplement the Initial Form 8-K to provide the financial information required under Item 9.01, which is permitted to be filed by amendment no later than 71 days after the due date of the Initial Form 8-K. No other modifications to the Initial Form 8-K are being made by Amendment No. 1. This Amendment No. 1 should be read in connection with the Initial Form 8-K.
Entity Central Index Key	0001459417